Segmented information	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Segmented information

16. Segmented information

The Company operates in one reportable segment being the exploration and evaluation of mineral properties. The Company’s non-current assets are located are as follows:

	June 30, 2026	Canada	United States
	$	$	$
Non-current assets
Reclamation deposits	1,154,920	—	1,154,920
Long-term receivable	56,293	56,293	—
Investments	764	764	—
Exploration advance	172,501	—	172,501
Property, plant and equipment	806,758	—	806,758
Mineral properties	18,002,636	—	18,002,636

	December 31, 2025	Canada	United States
	$	$	$
Non-current assets
Reclamation deposits	1,134,836	—	1,134,836
Long-term receivable	58,337	58,337	—
Investments	764	764	—
Exploration advance	330,014	—	330,014
Property, plant and equipment	1,148,495	—	1,148,495
Mineral properties	9,107,359	—	9,107,359